Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity
10. Equity
Capital Contributions
During the years ended December 31, 2022, 2021 and 2020, the Company received cash capital contributions of
$100 million, $0 and $0, respectively, from Brighthouse Life Insurance Company.
See Note 15 for capital contributions approved subsequent to December 31, 2022.
Statutory Financial Information
The state of New York imposes RBC requirements that were developed by the National Association of Insurance
Commissioners (“NAIC”). The requirements are used by regulators to assess the minimum amount of statutory capital needed for an insurance company to support its operations, based on its size and risk profile. RBC is based on the statutory financial statements and is calculated in a manner prescribed by the NAIC, with the RBC ratio equal to the total adjusted capital (“TAC”)
divided by the applicable company action level. Companies below minimum RBC ratios are subject to corrective action. The
RBC ratio for the Company was in excess of such minimums for all periods presented.
The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“NYDFS”). The NAIC has adopted standardized accounting guidance (“NAIC SAP”), which in most cases has been adopted by the NYDFS. However, statutory accounting principles continue to be established or modified by New York state laws and regulations.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.
New York has adopted certain prescribed accounting practices that differ from NAIC SAP. These prescribed accounting practices primarily consist of the continuous Commissioners’ Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to
Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices (increased) decreased the statutory capital and surplus of the Company for the years ended
December 31, 2022 and 2021 by an amount of ($1) million and $143 million, respectively, relative to statutory surplus determined under NAIC SAP.
The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2022	2021	2020
		(In millions)
Brighthouse Life Insurance Company of NY	New York	$ (152)	$ (52)	$ (390)
Statutory capital and surplus was as follows at:

	December 31,
Company	2022	2021
	(In millions)
Brighthouse Life Insurance Company of NY	$ 223	$ 357
Dividend Restrictions
The Company is permitted to pay $22 million of dividends in 2023 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends during the years ended December 31, 2022, 2021 and 2020.
Under New York Insurance Laws, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent in any calendar year based on one of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive
“unassigned funds (surplus)”), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the “NY
Superintendent”) and the NY Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Total
	(In millions)
Balance at December 31, 2019	$ 116	$ 6	$ 122
OCI before reclassifications	190	(5)	185
Deferred income tax benefit (expense) (2)	(40)	1	(39)
AOCI before reclassifications, net of income tax	266	2	268
Amounts reclassified from AOCI	(13)	—	(13)
Deferred income tax benefit (expense) (2)	3	—	3
Amounts reclassified from AOCI, net of income tax	(10)	—	(10)
Balance at December 31, 2020	256	2	258
OCI before reclassifications	(163)	6	(157)
Deferred income tax benefit (expense) (2)	33	(1)	32
AOCI before reclassifications, net of income tax	126	7	133
Amounts reclassified from AOCI	2	—	2
Amounts reclassified from AOCI, net of income tax	2	—	2
Balance at December 31, 2021	128	7	135
OCI before reclassifications	(717)	12	(705)
Deferred income tax benefit (expense) (2)	151	(3)	148
AOCI before reclassifications, net of income tax	(438)	16	(422)
Amounts reclassified from AOCI	11	—	11
Deferred income tax benefit (expense) (2)	(2)	—	(2)
Amounts reclassified from AOCI, net of income tax	9	—	9
Balance at December 31, 2022	$ (429)	$ 16	$ (413)
(1)
See Note 6 for information on offsets to investments related to future policy benefits and DAC.
(2)
The effects of income taxes on amounts recorded in AOCI are also recognized in AOCI. These income tax effects are released from AOCI when the related activity is reclassified into results from operations.
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Statements of Operations Locations
	Years Ended December 31,
	2022	2021	2020
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$ (11)	$ (2)	$ 13	Net investment gains (losses)
Net unrealized investment gains (losses), before income tax	(11)	(2)	13
Income tax (expense) benefit	2	—	(3)
Net unrealized investment gains (losses), net of income tax	(9)	(2)	10
Total reclassifications, net of income tax	$ (9)	$ (2)	$ 10